Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
We operate in the food sector, which is subject to various cybersecurity risks that could adversely affect our business, financial condition, and results of operations, including intellectual property theft; fraud; extortion; harm to employees or customers; violation of privacy laws and other litigation and legal risk; and reputational risk. We recognize the critical importance of developing, implementing, and maintaining robust cybersecurity measures to safeguard our information systems and protect the confidentiality, integrity, and availability of our data. We currently have security measures in place to protect any information of our clients, customers, employees and vendors and prevent data loss and other cyber security risks. Both management and the Board of Directors are actively involved in the continuous assessment of risks from cybersecurity threats, including prevention, mitigation, detection, and remediation of cybersecurity incidents.

Our current cybersecurity protection and mitigation actions and systems consist of various products, systems, tests and monitoring of cyber security risks and incidents both internally and externally.

Management is responsible for day-to-day assessment and management of risks from cybersecurity threats, including the prevention, mitigation, detection, and remediation of cybersecurity incidents. The individuals currently serving in these roles are the Chief Financial Officer and the Chief Information Officer (CIO), who is CIO certified, cyber security certified and has more than 17 years of expertise in the field of IT projects, security and management. We have internal as well as external systems to notify us in the event of cybersecurity risks or incidents. We also follow the publications of government agencies such as Israel's National Cyber Directorate and participate in cybersecurity webinars and conferences, in order to stay updated and informed regarding cybersecurity incidents, their prevention, detection and remediation.

The Board of Directors is responsible for oversight of risks from cybersecurity threats in conjunction with the management position. The Board of Directors receives reports and updates from the management with respect to risks from cybersecurity threats. Such reports cover the Company’s information technology security program, including its current status, capabilities, objectives and plans, as well as the evolving cybersecurity threat landscape. The Board of Directors takes into consideration such reports and updates into its overall risk assessment of the Company.

We engage in activities which prevent, detect, and minimize the effects of cybersecurity incidents in order to maintain business continuity and we also have a recovery plan for use in the event of a cybersecurity incident. Such activities include annual penetration tests by external consultants, use of various security products, review of security rules, limitations and configurations of cyber security products and an ongoing review of remote and local use of the company's computer systems. In addition, instructions regarding cybersecurity are distributed to all employees as part of cybersecurity awareness approach. Some fields of cybersecurity are also monitored 24/7 by an external SOC. Our data backups are held in site, off site and on various media storage devices and a DRP backup is also in use to help us respond effectively to cybersecurity incidents. To date, no cybersecurity incident (or aggregation of incidents) or cybersecurity threat has materially affected our results of operations or financial condition. However, an actual or perceived breach of our security could damage our operation, or subject us to third-party lawsuits, regulatory fines or other actions or liabilities, any of which could adversely affect our business, operating results or financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We operate in the food sector, which is subject to various cybersecurity risks that could adversely affect our business, financial condition, and results of operations, including intellectual property theft; fraud; extortion; harm to employees or customers; violation of privacy laws and other litigation and legal risk; and reputational risk. We recognize the critical importance of developing, implementing, and maintaining robust cybersecurity measures to safeguard our information systems and protect the confidentiality, integrity, and availability of our data. We currently have security measures in place to protect any information of our clients, customers, employees and vendors and prevent data loss and other cyber security risks. Both management and the Board of Directors are actively involved in the continuous assessment of risks from cybersecurity threats, including prevention, mitigation, detection, and remediation of cybersecurity incidents.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	We engage in activities which prevent, detect, and minimize the effects of cybersecurity incidents in order to maintain business continuity and we also have a recovery plan for use in the event of a cybersecurity incident. Such activities include annual penetration tests by external consultants, use of various security products, review of security rules, limitations and configurations of cyber security products and an ongoing review of remote and local use of the company's computer systems. In addition, instructions regarding cybersecurity are distributed to all employees as part of cybersecurity awareness approach. Some fields of cybersecurity are also monitored 24/7 by an external SOC. Our data backups are held in site, off site and on various media storage devices and a DRP backup is also in use to help us respond effectively to cybersecurity incidents. To date, no cybersecurity incident (or aggregation of incidents) or cybersecurity threat has materially affected our results of operations or financial condition. However, an actual or perceived breach of our security could damage our operation, or subject us to third-party lawsuits, regulatory fines or other actions or liabilities, any of which could adversely affect our business, operating results or financial condition.
Cybersecurity Risk Board of Directors Oversight [Text Block]	The Board of Directors is responsible for oversight of risks from cybersecurity threats in conjunction with the management position. The Board of Directors receives reports and updates from the management with respect to risks from cybersecurity threats. Such reports cover the Company’s information technology security program, including its current status, capabilities, objectives and plans, as well as the evolving cybersecurity threat landscape. The Board of Directors takes into consideration such reports and updates into its overall risk assessment of the Company.
Cybersecurity Risk Role of Management [Text Block]	Management is responsible for day-to-day assessment and management of risks from cybersecurity threats, including the prevention, mitigation, detection, and remediation of cybersecurity incidents. The individuals currently serving in these roles are the Chief Financial Officer and the Chief Information Officer (CIO), who is CIO certified, cyber security certified and has more than 17 years of expertise in the field of IT projects, security and management. We have internal as well as external systems to notify us in the event of cybersecurity risks or incidents. We also follow the publications of government agencies such as Israel's National Cyber Directorate and participate in cybersecurity webinars and conferences, in order to stay updated and informed regarding cybersecurity incidents, their prevention, detection and remediation.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Management is responsible for day-to-day assessment and management of risks from cybersecurity threats, including the prevention, mitigation, detection, and remediation of cybersecurity incidents.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	who is CIO certified, cyber security certified and has more than 17 years of expertise in the field of IT projects, security and management. We have internal as well as external systems to notify us in the event of cybersecurity risks or incidents. We also follow the publications of government agencies such as Israel's National Cyber Directorate and participate in cybersecurity webinars and conferences, in order to stay updated and informed regarding cybersecurity incidents, their prevention, detection and remediation.